SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIFE (Details)	Dec. 31, 2024
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	4 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years